FIRST INVESTORS SERIES FUND II, INC.
95 Wall Street
New York, New York 10005
212-858-8000

January 29, 2002



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   First Investors Series Fund II, Inc.
      File Nos. 033-46924 and 811-06618

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of prospectuses and statement of additional information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 35 ("PEA No. 35") to its Registration Statement on Form N-1A. PEA No. 35 was electronically filed under Rule 485(b) on January 28, 2002.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Kristen Volz

Kristen Volz
Assistant Counsel